Exhibit 99.1

FRETE 2017-ML01 Trust

Multifamily ML Certificates Series ML-01

FRETE 2017-ML02 Trust

Multifamily ML Certificates Series ML-02

Report To:

Federal Home Loan Mortgage Corporation

Citigroup Global Markets Inc.

2 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Re:	FRETE 2017-ML01 Trust

Multifamily ML Certificates Series ML-01

FRETE 2017-ML02 Trust

Multifamily ML Certificates Series ML-02

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Federal Home Loan Mortgage Corporation (“Freddie Mac”) in evaluating the accuracy of certain information with respect to the Tax Exempt Loans (as defined in Attachment A), relating to the FRETE 2017-ML01 Trust Multifamily ML Certificates Series ML-01 securitization transaction (the “ML01 Trust Transaction”), and the Taxable Loans (as defined Attachment A), relating to the FRETE 2017-ML02 Trust Multifamily ML Certificates Series ML-02 securitization transaction (the “ML02 Trust Transaction,” together with the ML01 Trust Transaction, the “Transaction”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:

a.	Certain electronic data files (the “Tax Exempt Loan Data Files”) that are described in Attachment A,
b.	Certain electronic data files (the “Taxable Loan Data Files,” together with the Tax Exempt Loan Data Files, the “Data Files”) that are described in Attachment A,
c.	Electronic copies of the loan files for the Loans (as defined in Attachment A), which contain various source documents (the “Source Documents”) relating to the Loans and the properties that secure the Loans,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained on the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
g.	A draft of the preliminary offering circular supplement for the ML01 Trust Transaction (the “Draft ML01 Trust Preliminary Offering Circular Supplement”),
h.	A draft of the preliminary offering circular supplement for the ML02 Trust Transaction (the “Draft ML02 Trust Preliminary Offering Circular Supplement”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft ML01 Trust Preliminary Offering Circular Supplement, Draft ML02 Trust Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft ML01 Trust Preliminary Offering Circular Supplement, Draft ML02 Trust Preliminary Offering Circular Supplement or any other information provided to us by Freddie Mac upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originators of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

2 June 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that:

a.	The primary assets of the ML01 Trust Transaction’s issuing entity will be a segregated pool of 23 multifamily loans, intended to be tax-exempt loans, secured by 25 mortgaged real properties (the “Tax Exempt Loans”),
b.	The primary assets of the ML02 Trust Transaction’s issuing entity will be a segregated pool of three multifamily second lien loans secured by three mortgaged real properties (the “Taxable Loans,” together with Tax Exempt Loans, the “Loans”),
c.	One of the 25 mortgaged real properties described in a. above secures two Tax Exempt Loans (the first Tax Exempt Loan and the corresponding second Tax Exempt Loan are together referred to as the “Tax Exempt Trust Loan Group”), both of which will be assets of the ML01 Trust Transaction, and
d.	Three of the mortgaged real properties described in a. above each secure both a Tax Exempt Loan in the ML01 Trust Transaction and a corresponding Taxable Loan in the ML02 Trust Transaction described in b. above (each Tax Exempt Loan and the corresponding Taxable Loan are together referred to as a “Related ML01 and ML02 Trust Loan Group,” and the three Related ML01 and ML02 Trust Loan Groups are collectively referred to as the “Related ML01 and ML02 Trust Loans”).

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Tax Exempt Loan Preliminary Data File”) that Freddie Mac indicated contains information relating to the Tax Exempt Loans as of 1 June 2017 (the “Cut-Off Date”),
b.	An electronic data file (the “Taxable Loan Preliminary Data File,” together with the Tax Exempt Loan Preliminary Data File, the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Taxable Loans as of the Cut-Off Date and
c.	Record layout and decode information related to the Data Files.

For each Tax Exempt Loan on the Tax Exempt Loan Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Tax Exempt Loan Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the final paragraph of this Item 1.

For each Taxable Loan on the Taxable Loan Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Taxable Loan Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the final paragraph of this Item 1.

Attachment A Page 2 of 9

1. (continued)

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Tax Exempt Loan Preliminary Data File and Taxable Loan Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by Freddie Mac, we adjusted the information on the Tax Exempt Loan Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Freddie Mac. The Tax Exempt Loan Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Tax Exempt Loan Data File.”

As instructed by Freddie Mac, we adjusted the information on the Taxable Loan Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Freddie Mac. The Taxable Loan Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Taxable Loan Data File,” together with the Updated Tax Exempt Loan Data File, the “Updated Data File.”

3.	Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Tax Exempt Loan Final Data File,” which together with the Tax Exempt Loan Preliminary Data File comprise the Tax Exempt Loan Data Files), that Freddie Mac indicated contains information relating to the Tax Exempt Loans as of the Cut-Off Date.

Using information on the:

a.	Tax Exempt Loan Final Data File and
b.	Updated Tax Exempt Loan Data File,

we compared each Compared Characteristic shown on Exhibit 1 to Attachment A, all as shown on the Tax Exempt Loan Final Data File, to the corresponding information on the Updated Tax Exempt Loan Data File and found such information to be in agreement.

Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Taxable Loan Final Data File,” which together with the Taxable Loan Preliminary Data File comprise the Taxable Loan Data Files), that Freddie Mac indicated contains information relating to the Taxable Loans as of the Cut-Off Date.

Attachment A Page 3 of 9

3. (continued)

Using information on the:

a.	Taxable Loan Final Data File and
b.	Updated Taxable Loan Data File,

we compared each Compared Characteristic shown on Exhibit 1 to Attachment A, all as shown on the Taxable Loan Final Data File, to the corresponding information on the Updated Taxable Loan Data File and found such information to be in agreement.

The Tax Exempt Loan Final Data File, together with the Taxable Loan Final Data File are hereinafter referred to as the “Final Data File.”

4.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Loan, both as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the applicable Source Document,

of each Loan (except for the Interest Only Loans (as defined in Note 15 of Exhibit 1 to Attachment A), which are described in the succeeding paragraph of this Item 5.), we recalculated the “IO Period” of each Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.	Using the “First Payment Date” of each Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing)

of each Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 7.), all as shown on the Final Data File, and assuming each Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original)

of each Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original)

of each Loan, both as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing)

Attachment A Page 5 of 9

10. (continued)

of each Loan (except for the Loan identified on the Final Data File as “Huntington Villa Yorba (Taxable Tail)” (the “Huntington Villa Yorba (Taxable Tail) Loan”), which is described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, we recalculated the principal balance of each Loan as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” of each Loan (the “Maturity Balance”), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Huntington Villa Yorba (Taxable Tail) Loan, the amendment to the promissory note Source Document indicated the principal balance as of 30 November 2015 is “$3,047,948.” Freddie Mac instructed us to use a “First Payment Date” of “1/1/16” (the “Huntington Villa Yorba (Taxable Tail) Amended First Payment Date”), an “Original Loan Amount” of “$3,047,948,” as shown on the amendment to the promissory note Source Document (the “Huntington Villa Yorba (Taxable Tail) Amended Original Loan Amount”), the Cut-Off Date and the:

a.	Accrual Basis,
b.	IO Period,
c.	Maturity Date,
d.	Gross Interest Rate and
e.	Monthly Debt Service Amount (Amortizing)

of the Huntington Villa Yorba (Taxable Tail) Loan, all as shown on the Final Data File, to recalculate the:

i.	Cut-Off Date Loan Amount and
ii.	Maturity Balance

of the Huntington Villa Yorba (Taxable Tail) Loan, assuming all scheduled payments of principal and/or interest are made and there are no additional prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to:

a.	Ignore differences of $2 or less and
b.	Recalculate the “Maturity Balance” of each Loan as the principal amount that is scheduled to be paid on the “Maturity Date” of each Loan after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of each Loan.

Attachment A Page 6 of 9

11.	Using the “Cut-Off Date Loan Amount” of each Tax Exempt Loan, as shown on the Tax Exempt Loan Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Tax Exempt Loan. We compared this recalculated information to the corresponding information on the Tax Exempt Loan Final Data File and found such information to be in agreement.

Using the “Cut-Off Date Loan Amount” of each Taxable Loan, as shown on the Taxable Loan Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Taxable Loan. We compared this recalculated information to the corresponding information on the Taxable Loan Final Data File and found such information to be in agreement.

12.	For each Tax Exempt Loan (except for the Tax Exempt Trust Loan Group, which is described in the succeeding paragraph of this Item 12.), Freddie Mac instructed us to use the:
a.	Monthly Debt Service Amount (Amortizing), as shown on the Tax Exempt Loan Final Data File,
b.	3rd Most Recent NCF, as shown on the Tax Exempt Loan Final Data File,
c.	2nd Most Recent NCF, as shown on the Tax Exempt Loan Final Data File,
d.	Most Recent NCF, as shown on the Tax Exempt Loan Final Data File, and
e.	Applicable calculation methodologies that are described in the Draft ML01 Trust Preliminary Offering Circular Supplement,

to recalculate the:

i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)

of each Tax Exempt Loan (except for the Tax Exempt Trust Loan Group). We compared this recalculated information to the corresponding information on the Tax Exempt Loan Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the Tax Exempt Trust Loan Group, Freddie Mac instructed us to use the:

a.	Monthly Debt Service Amount (Amortizing), as shown on the Tax Exempt Loan Final Data File, of each Tax Exempt Loan in the Tax Exempt Trust Loan Group,
b.	3rd Most Recent NCF, as shown on the Tax Exempt Loan Final Data File,
c.	2nd Most Recent NCF, as shown on the Tax Exempt Loan Final Data File,
d.	Most Recent NCF, as shown on the Tax Exempt Loan Final Data File, and
e.	Applicable calculation methodologies that are described in the Draft ML01 Trust Preliminary Offering Circular Supplement,

to recalculate the:

i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)

of each Tax Exempt Loan in the Tax Exempt Trust Loan Group. For each Tax Exempt Loan in the Tax Exempt Trust Loan Group, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for the Tax Exempt Trust

Attachment A Page 7 of 9

12. (continued)

Loan Group. We compared this recalculated information to the corresponding information on the Tax Exempt Loan Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the Taxable Loans in each Related ML01 and ML02 Trust Loan Group, using the:

a.	Monthly Debt Service (Amortizing), as shown on the Final Data File, of each Loan in the Related ML01 and ML02 Trust Loan Group,
b.	3rd Most Recent NCF, as shown on the Taxable Loan Final Data File,
c.	2nd Most Recent NCF, as shown on the Taxable Loan Final Data File,
d.	Most Recent NCF, as shown on the Taxable Loan Final Data File, and
e.	Applicable calculation methodologies that are described in the Draft ML02 Trust Preliminary Offering Circular Supplement,

we recalculated the:

i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)

of each Taxable Loan. For each Taxable Loan, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above on an aggregate basis for each Related ML01 and ML02 Trust Loan Group. We compared this recalculated information to the corresponding information on the Taxable Loan Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee and
e.	Special Servicing Surveillance Fee

of each Loan (except for the Lakeview House Loan and Beverly Park Senior Apartments Loan, which are described in the succeeding paragraph of this Item 13.), all as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan (except for the Lakeview House Loan and Beverly Park Senior Apartments Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

13. (continued)

Using the:

a.	Master Servicing Fee,
b.	Trustee Fee,
c.	Master Servicing Surveillance Fee and
d.	Special Servicing Surveillance Fee

of the Lakeview House Loan and Beverly Park Senior Apartments Loan, all as shown on the Final Data File, we recalculated the “Administration Fee Rate” of the Lakeview House Loan and Beverly Park Senior Apartments Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate

of each Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft ML01 Trust Preliminary Offering Circular Supplement and Draft ML02 Trust Preliminary Offering Circular Supplement,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit

of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the “Cut-Off Date LTV” and “Maturity LTV” characteristics to the nearest 1/10th of one percent and the “UW NCF DSCR” and “UW NCF DSCR (IO)” characteristics to two decimal places.

Attachment A Page 9 of 9

16.	For the Tax Exempt Loans in each Related ML01 and ML02 Trust Loan Group, using the:
a.	Appraised Value, as shown on the Tax Exempt Loan Final Data File,
b.	Cut-Off Date Loan Amount, as shown on the Final Data File, of each Loan in the Related ML01 and ML02 Trust Loan Group,
c.	Monthly Debt Service (Amortizing), as shown on the Final Data File, of each Loan in the Related ML01 and ML02 Trust Loan Group and
d.	UW NCF, as shown on the Tax Exempt Loan Final Data File,

we recalculated the:

i.	CLTV (Combined LTV) and
ii.	CDCR (Combined DCR)

of each Tax Exempt Loan in a Related ML01 and ML02 Trust Loan Group. We compared this recalculated information to the corresponding information on the Tax Exempt Loan Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the “CLTV (Combined LTV)” characteristic to the nearest 1/10th of one percent and the “CDCR (Combined DCR)” characteristic to two decimal places.

For each Tax Exempt Loan that is not in a Related ML01 and ML02 Trust Loan Group and each Taxable Loan, Freddie Mac instructed us to use “N/A” for the “CLTV (Combined LTV)” and “CDCR (Combined DCR)” characteristics.

17.	Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal” of each Tax Exempt Loan, both as shown on the Tax Exempt Loan Final Data File, we identified those Tax Exempt Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Tax Exempt Related Borrower Loans”). We compared the Tax Exempt Related Borrower Loan information to the corresponding information on the Tax Exempt Loan Final Data File and found such information to be in agreement.

Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal” of each Taxable Loan, both as shown on the Taxable Loan Final Data File, we identified those Taxable Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Taxable Related Borrower Loans”). We compared the Taxable Related Borrower Loan information to the corresponding information on the Taxable Loan Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website

Property City	Appraisal Report, Engineering Report, USPS Website

County	Appraisal Report, Engineering Report, USPS Website

Property State	Appraisal Report, Engineering Report, USPS Website

Zip Code	Appraisal Report, Engineering Report, USPS Website

Property Type	Appraisal Report

Property Subtype	Appraisal Report, Investment Brief

Year Built	Engineering Report, Appraisal Report

Year Renovated (see Note 1)	Engineering Report, Appraisal Report, Borrower Certificate of Completion, G704

Elevator (Y/N)	Engineering Report, Appraisal Report

Zoning Status	Zoning Summary

Management Company	Management Agreement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report

Appraised Value	Appraisal Report

Appraised Value Type	Appraisal Report

Appraisal Valuation Date	Appraisal Report

FIRREA Eligible (Y/N)	Appraisal Report

Engineering Firm (see Note 2)	Engineering Report

Engineering Report Date (see Note 2)	Engineering Report

Immediate Repairs Cost Estimate (see Note 2)	Engineering Report

Replacement Reserves Cost Estimate per Year (see Note 2)	Engineering Report

Environmental Firm	Phase I Environmental Report

Phase I Environmental Report Date	Phase I Environmental Report

Phase II Recommended (Y/N)	Phase I Environmental Report

Phase II Performed (Y/N) (see Note 3)	Phase II Environmental Report

Phase II Environmental Report Date (see Note 3)	Phase II Environmental Report

Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report

Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Investment Brief

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

PML Report Required (Y/N) (see Note 4)	Seismic Report, Engineering Report, Investment Brief

Seismic Firm (see Note 4)	Seismic Report

Seismic Report Date (see Note 4)	Seismic Report

PML (%) (see Note 4)	Seismic Report

Multifamily Information: (see Note 5)

Characteristic	Source Document(s)

Total Units (see Note 6)	Appraisal Report, Rent Roll

Unit of Measure	Rent Roll, Appraisal Report

Monthly Rent Per Unit (see Note 7)	Rent Roll

Occupancy As of Date	Rent Roll

Occupancy % (see Note 8)	Rent Roll, Appraisal Report

Tenant Concentration Type	Investment Brief, Appraisal Report

% of Tenant Concentration	Investment Brief, Appraisal Report

Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Investment Brief

Low Income Units	CRA Report

Very Low Income Housing	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief

Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief

% of NRI from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 9)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Windstorm Insurance (Y or N) (see Note 10)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 1 to Attachment A

Insurance Information: (continued)

Characteristic	Source Document(s)

Flood Insurance (Y/N) (see Note 11)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Seismic Insurance if PML >=20% (Y/N) (see Note 12)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief

3rd Most Recent EGI	Investment Brief

3rd Most Recent Expenses	Investment Brief

3rd Most Recent NOI	Investment Brief

3rd Most Recent NCF	Investment Brief

2nd Most Recent Financial End Date	Investment Brief

2nd Most Recent EGI	Investment Brief

2nd Most Recent Expenses	Investment Brief

2nd Most Recent NOI	Investment Brief

2nd Most Recent NCF	Investment Brief

Most Recent Financial End Date	Investment Brief

Most Recent EGI	Investment Brief

Most Recent Expenses	Investment Brief

Most Recent NOI	Investment Brief

Most Recent NCF	Investment Brief

UW EGI	Investment Brief

UW Expenses	Investment Brief

UW NOI	Investment Brief

Underwritten Annual Reserves	Investment Brief

UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Promissory Note, Project Loan Agreement, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust

Entity Type	Project Note, Funding Note, Promissory Note, Project Loan Agreement, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

State of Organization	Project Note, Funding Note, Promissory Note, Project Loan Agreement, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust

Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Promissory Note, Project Loan Agreement, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust

Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115

Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Tenants In Common (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Borrower Organizational Documents

Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement

Recourse (Y/N)	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Recourse Description	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Environmental Carveout (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Guaranty Agreement

Environmental Indemnitor (Name or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Guaranty Agreement

Fraud Carveout (Y/N)	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Waste Carveout (Y/N)	Project Note, Funding Note, Promissory Note, Guaranty Agreement

Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance) (see Note 1)	Settlement Statement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Freddie Mac Loan Number	Project Note, Funding Note, Promissory Note, Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Seller/Servicer (see Note 13)	Funding Note, Promissory Note, Mortgage/Deed of Trust, Funding Loan Agreement, Multifamily Loan and Security Agreement

Note Date	Project Note, Funding Note, Promissory Note, Amendment to Promissory Note

Original Loan Amount	Project Note, Funding Note, Promissory Note, Amendment to Promissory Note

Gross Interest Rate (see Note 14)	Project Note, Funding Note, Promissory Note, Project Loan Agreement

Loan Amortization Type	Project Note, Funding Note, Promissory Note

Monthly Debt Service (IO) (see Note 15)	Project Note, Funding Note, Promissory Note

Monthly Debt Service Amount (Amortizing) (see Note 15)	Project Note, Funding Note, Promissory Note, Amendment to Promissory Note

First Payment Date (see Note 16)	Project Note, Funding Note, Promissory Note, Amendment to Promissory Note

Payment Date	Project Note, Funding Note, Promissory Note

Maturity Date (see Note 17)	Project Note, Funding Note, Promissory Note

Rate Type	Project Note, Funding Note, Promissory Note

Accrual Basis	Funding Loan Agreement, Promissory Note

Late Charge Grace Period	Project Note, Funding Note, Promissory Note

Prepayment Provision	Project Note, Funding Note, Promissory Note, Mortgage/Deed of Trust, Project Loan Agreement, Multifamily Loan and Security Agreement

Partial Defeasance Permitted (Y/N)	Project Note, Funding Note, Promissory Note, Mortgage/Deed of Trust, Project Loan Agreement, Multifamily Loan and Security Agreement

Fee Simple/Leasehold	Title Policy

Lien Position	Title Policy

Ground Lease Rent	Ground Lease

Ground Lease Maturity Date	Ground Lease

Ground Lease Expiration Date w/Extensions	Ground Lease

Cash Management (Description or N/A) (see Note 18)	Cash Management Agreement, Lockbox Agreement

Lockbox (Y/N) (see Note 19)	Cash Management Agreement, Lockbox Agreement

Additional Financing In Place (existing) (Yes/No)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Assumption Fee	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Additional Financing Amount (existing)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation

Additional Financing Description (existing)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation

Future Mezzanine Debt (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Future Supplemental Financing (Yes/No)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Future Supplemental Financing Description	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Substitution Permitted (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Substitution Agreement

Number of Properties	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Appraisal Report

Multiproperty Collateral Release Price ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Cross Collateralization Agreement

Crossed Loans	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Cross Collateralization Agreement

Crossed Collateral Release (Y or N or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Cross Collateralization Agreement

Crossed Collateral Release Provisions (Description or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Cross Collateralization Agreement

Independent Director (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Commitment Letter

Primary Servicing Fee (see Note 20)	Commitment Letter, Project Loan Agreement

Servicer Name	Commitment Letter, Project Loan Agreement

Fiscal Agent Name	Funding Loan Agreement

Annual Fiscal Agent Fee ($)	Funding Loan Agreement

Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement

First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement

Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Agreement

Reserve/Escrow Information: (see Notes 5 and 21)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Tax Escrow (Initial)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Tax Escrow (Monthly) (see Note 22)	Servicing Tape

Insurance Escrow - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Insurance Escrow (Initial)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Insurance Escrow (Monthly) (see Note 22)	Servicing Tape

Environmental Reserve - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Environmental Escrow	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Environmental Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape

Engineering Reserve - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Engineering Escrow/Deferred Maintenance	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Engineering Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape

Replacement Reserve - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Replacement Reserve (Initial)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Replacement Reserve (Monthly)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape

Replacement Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape

Earnout Reserve Amount ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement

Earnout Reserve Description	Escrow Agreement

Other Reserve - Current Balance ($ or N/A) (see Note 22)	Servicing Tape

Other Escrow (Initial)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Other Escrow Reserve Description	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held

Other Escrow (Monthly) (see Note 22)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 1 Name	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 1 Amount ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 1 Description	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 2 Name	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 2 Amount ($ or N/A)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Springing Reserve 2 Description	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Beneficiary of Escrow & Reserve Interest Earnings	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Specify Accounts for Escrows/Reserves LOC	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Escrow Agreement

Letter of Credit Amount	Letter of Credit, Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Letter of Credit Description	Letter of Credit, Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Additional Collateral Amount	Settlement Statement, Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Additional Collateral Description	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Rent Stabilization Holdback (Y/N)	Mortgage/Deed of Trust, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Type of Regulatory Agreement(s)	Regulatory Agreement, LIHTC Covenant Agreement

Description of Regulatory Agreement(s)	Regulatory Agreement, LIHTC Covenant Agreement, Investment Brief

Number of LIHTC Units	Regulatory Agreement, LIHTC Covenant Agreement

Tax Credit Syndicator Name (see Note 1)	LPA/Operating Agreement

Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, LIHTC Covenant Agreement

Issuer	Funding Loan Agreement

Exhibit 1 to Attachment A

Notes:

1.	For the Loans listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the applicable Source Document(s) that is shown in the “Source Document Value” column.

Table A1:

Mortgage Loan	Characteristic	Source Document Value	Provided Value

Positano Apartments	Year Renovated	N/A	2016

Positano Apartments (GAP Loan)	Year Renovated	N/A	2016

Green Meadow	Year Renovated	N/A	2016

Rutherford Woodlands	Year Renovated	N/A	2016

Huntingdon Villa Yorba (Taxable Tail)	Loan Purpose (Acquisition, Refinance)	Acquisition	Supplemental

Mayberry Townhomes	Tax Credit Syndicator Name	N/A	Merritt Community Capital Fund XVII

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the “Provided Value” column of Table A1 that was provided by Freddie Mac.

2.	For the Loan identified on the Preliminary Data File as “Pebble Cove Apartments” (the “Pebble Cove Apartments Loan”), Freddie Mac instructed us to perform procedures on the:
a.	Engineering Firm,
b.	Engineering Report Date,
c.	Immediate Repairs Cost Estimate and
d.	Replacement Reserves Cost Estimate per Year

characteristics using a plan and cost report in lieu of an engineering report Source Document.

3.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

Exhibit 1 to Attachment A

Notes: (continued)

4.	Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File. If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Documents state that a seismic assessment has been waived. If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Documents indicate that a seismic assessment has been waived, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics. For the Loans with “No” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

5.	Freddie Mac instructed us to ignore differences:
a.	Of $1 or less for all “Multifamily Information” characteristics,
b.	Of $1 or less for all “Underwriting Information” characteristics and
c.	Of $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

6.	For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown on the appraisal report or rent roll Source Document.

7.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,

all as shown on the rent roll Source Document.

8.	For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown on the rent roll Source Document.

If the number of units shown on the rent roll Source Document is less than the number of units shown on the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown on the appraisal report Source Document and the number of units shown on the rent roll Source Document as vacant units when recalculating the “Occupancy %” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if these certificates expired prior to the Cut-Off Date.

10.	Freddie Mac instructed us to use “Yes” for the “Windstorm Insurance (Y or N)” characteristic if:
a.	Windstorm insurance is in place, as shown on the form 1133 or multifamily insurance compliance report Source Document and
b.	The property insurance certificate Source Document does not contain a note which indicates that windstorm insurance is not in place.

11.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown on the property insurance certificate Source Document and
b.	Flood insurance is required, as shown on the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown on the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

12.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%)” characteristic on the Preliminary Data File is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown on the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown on the property insurance certificate Source Document.

If the “PML (%)” characteristic on the Preliminary Data File is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

13.	For the purpose of comparing the “Seller/Servicer” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown on the funding note, promissory note, mortgage/deed of trust, funding loan agreement or multifamily loan and security agreement Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the “Gross Interest Rate” characteristic for the Tax Exempt Loans (except for the Loans described in the succeeding two paragraphs), Freddie Mac instructed us to use the sum of the interest rate, as shown on the project note or funding note Source Document, and the servicing fee rate, as shown on the project loan agreement Source Document.

For the Loan identified on the Preliminary Data File as “Lakeview House” (the “Lakeview House Loan”), the project note Source Document indicated an interest rate of “4.03%” and the project loan agreement Source Document indicated a servicing fee rate “0.09.” For the purpose of comparing the “Gross Interest Rate” characteristic, Freddie Mac instructed us to use “4.03%” for the “Gross Interest Rate” characteristic for the Lakeview House Loan.

Additionally, for the Loan identified on the Preliminary Data File as “Beverly Park Senior Apartments” (the “Beverly Park Senior Apartments Loan”), the project note Source Document indicated an interest rate of “3.85%” and the project loan agreement Source Document indicated a servicing fee rate “0.16.” For the purpose of comparing the “Gross Interest Rate” characteristic, Freddie Mac instructed us to use “3.85%” for the “Gross Interest Rate” characteristic for the Beverly Park Senior Apartments Loan.

15.	For:
a.	The Loans on the Preliminary Data File for which the “Loan Amortization Type” characteristic on the Preliminary Data File is “Interest Only” (the “Interest Only Loans”) and
b.	The Loans on the Preliminary Data File for which the “Loan Amortization Type” characteristic on the Preliminary Data File is “Partial IO” (the “Partial IO Loans”),

all of which all have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of the:

i.	Original Loan Amount and
ii.	Gross Interest Rate.

For the Interest Only Loans, Freddie Mac instructed us to use the “Monthly Debt Service (IO)” value on the Preliminary Data File for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For the Loans on the Preliminary Data File for which the “Loan Amortization Type” characteristic on the Preliminary Data File is “Balloon,” Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

15. (continued)

For the purpose of comparing the “Monthly Debt Service Amount (Amortizing)” characteristic for the Loans identified on the Preliminary Data File as:

a.	Huntington Villa Yorba,
b.	Lakeview House,
c.	Jasmine Gardens and
d.	Beverly Park Senior Apartments,

Freddie Mac instructed us to use the:

i.	Original Loan Amount, as shown on the Preliminary Data File,
ii.	Accrual Basis, as shown on the Preliminary Data File,
iii.	Gross Interest Rate, as shown on the Preliminary Data File,
iv.	Loan Amortization Type, as shown on the Preliminary Data File, and
v.	The scheduled monthly principal payment amounts, as shown in the amortization schedule in the project note Source Document,

to recalculate the “Monthly Debt Service Amount (Amortizing)” characteristic.

16.	For the purpose of comparing the “First Payment Date” characteristic, Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

17.	For the Lakeview House Loan, the project note Source Document indicated a mandatory prepayment date of “1 July 2031” and a scheduled maturity date of “1 July 2050.” For the purpose of comparing the “Maturity Date” characteristic for the Lakeview House Loan, Freddie Mac instructed us to use “1 July 2031” for the “Maturity Date.”

Additionally, for the Beverly Park Senior Apartments Loan, the project note Source Document indicated a mandatory prepayment date of “1 December 2031” and a scheduled maturity date of “1 December 2050.” For the purpose of comparing the “Maturity Date” characteristic for the Beverly Park Senior Apartments Loan, Freddie Mac instructed us to use “1 December 2031” for the “Maturity Date.”

18.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.	Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Funds are then swept into a lender-controlled account.
b.	Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Prior to a trigger event, the funds will be swept to a borrower-controlled account. Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

Exhibit 1 to Attachment A

Notes: (continued)

19.	For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown on the cash management agreement or lockbox agreement Source Documents.

20.	Freddie Mac indicated that the “Primary Servicing Fee” characteristic on the Preliminary Data File is described in the Draft ML01 Trust Preliminary Offering Circular Supplement and Draft ML02 Trust Preliminary Offering Circular Supplement as the sub-servicing fee.

21.	For the purpose of comparing the “Reserve/Escrow Information” characteristics, the “Servicing Tape” Source Document provided by Freddie Mac is a Microsoft Excel file labelled “Servicer Tape 4.6.17.xlsx” that was provided on 12 April 2017.

22.	For the purpose of comparing the:
a.	Tax Escrow – Current Balance ($ or N/A),
b.	Tax Escrow – (Monthly),
c.	Insurance Escrow – Current Balance ($ or N/A),
d.	Insurance Escrow – (Monthly),
e.	Environmental Reserve – Current Balance ($ or N/A),
f.	Engineering Reserve – Current Balance ($ or N/A),
g.	Replacement Reserve – Current Balance ($or N/A),
h.	Other Reserve – Current Balance ($ or N/A) and
i.	Other Escrow (Monthly),

characteristics for the Loan identified on the Preliminary Data File as “Positano Apartments (GAP Loan)” (the “Positano Apartments (GAP Loan) Loan”), Freddie Mac instructed us to use “N/A” for the characteristics listed in a. through i. above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name

Master Servicing Fee

Trustee Fee (see Note 1)

Master Servicing Surveillance Fee

Special Servicing Surveillance Fee

Rental Subsidy Indicator (Y/N)

Rental Subsidy Type

Energy STAR Score

Energy STAR Score Certified (Y/N)

Energy STAR Score Date

Environmental Insurance Expiration Date

Environmental Insurance Carrier (Name or N/A)

Environmental Insurance Carrier Rating

Environmental Insurance Coverage ($ or N/A)

Terrorism Insurance Expiration Date

Terrorism Insurance Carrier (Name or N/A)

Terrorism Insurance Carrier Rating

Terrorism Insurance Coverage ($ or N/A)

Terrorism Insurance Deductible ($ or N/A)

Property Insurance Expiration Date

Property Insurance Carrier (Name or N/A)

Property Insurance Carrier Rating

Property Insurance Coverage ($ or N/A)

Property Insurance Deductible ($ or N/A)

Liability Insurance Expiration Date

Liability Insurance Carrier (Name or N/A)

Liability Insurance Carrier Rating

Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)

Liability Insurance Deductible ($ or N/A)

Borrower Principal

Borrower/Principal Liquid Assets

Borrower/Principal Net Worth

Bankruptcy Description (Chapter # or N/A)

Notes:

1.	Freddie Mac indicated that the “Trustee Fee” for the Tax Exempt Loans of “0.01250%” per annum for each Tax Exempt Loan on the Tax Exempt Loan Data File is comprised of a certificate administrator fee of 0.01000% per annum and a trustee fee of 0.00250% per annum.

Exhibit 2 to Attachment A

Notes: (continued)

1. (continued)

Freddie Mac indicated that the “Trustee Fee” for the Taxable Loans of “0.04000%” per annum for each Taxable Loan on the Taxable Loan Data File is comprised of a certificate administrator fee of 0.03000% per annum and a trustee fee of 0.01000% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.